Accrued Expenses	9 Months Ended
Mar. 31, 2014
Accrued Expenses
Accrued Expenses

10. Accrued Expenses

Accrued expenses comprised of the following:

March 31, 2014
Accrued loan and swap interest	1,439,237
Accrued IPO charges	469,707
Accrued voyage and vessel operating expenses	87,029
Other	200,413
Total	2,196,386